Hatteras Alternative Mutual Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

December 4, 2015

FILED VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	Hatteras Alternative Mutual Funds Trust (the “Trust”)
File Nos.: 333-86348 and 811-21079
Hatteras Alternative Multi-Manager Fund (S000032041)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the Trust certifies that the forms of Prospectus and Statement of Additional Information for the Hatteras Alternative Multi-Manager Fund that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post-Effective Amendment No. 83 to the Trust’s Registration Statement on Form N-1A, which was electronically filed with the Commission on December 4, 2015.

If you have any questions or require further information, please contact Michael Barolsky at (414) 765-5586 or michael.barolsky@usbank.com.

Very truly yours,

/s/ Michael D. Barolsky
Michael D. Barolsky, Esq.
Vice President
U.S. Bancorp Fund Services, LLC,
as Administrator for Hatteras Alternative Mutual Funds Trust